EQUITY - Calculation of warrants using Black-Scholes pricing model (Details)	Nov. 07, 2023 $ / shares	Jul. 03, 2022 $ / shares
Risk-free rate
Measurement Inputs
Fair value of warrants	4.37	2.60
Volatility
Measurement Inputs
Fair value of warrants	53.29	57.21
Expected dividend rate
Measurement Inputs
Fair value of warrants	0	0
Spot price of underling ordinary share
Measurement Inputs
Fair value of warrants	0.88	1.035
Exercise price
Measurement Inputs
Fair value of warrants	1.8	1
Fair value of warrant
Measurement Inputs
Fair value of warrants	926	2,027